CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (FY) - USD ($)	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Series E Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Series B Preferred Stock [Member]	Additional Paid-in Capital [Member] Series E Preferred Stock [Member]	Receivables from Stockholder [Member]	Receivables from Stockholder [Member] Previously Reported [Member]	Retained Earnings [Member]	Retained Earnings [Member] Previously Reported [Member]	Total	Previously Reported [Member]	Series A Preferred Stock [Member]	Series A Preferred Stock [Member] Previously Reported [Member]	Series B Preferred Stock [Member]	Series B Preferred Stock [Member] Previously Reported [Member]	Series E Preferred Stock [Member]	Series E Preferred Stock [Member] Previously Reported [Member]
Balance at Aug. 31, 2016	$ 2,992			$ 793,270				$ (5,372)		$ (1,365,214)		$ (574,323)		$ 1
Balance (in shares) at Aug. 31, 2016	2,991,358													1,000
Issuance of commitment shares	$ 1			68,949								68,950
Issuance of commitment shares (in Shares)	1,346
Derivative reclass from liability to equity upon redemption				1,015,757								1,015,757
Issuance of shares for conversion of note payable and accrued interest	$ 16			49,984								50,000
Issuance of shares for conversion of note payable and accrued interest (in Shares)	16,026
Net loss for the period										(1,743,258)		(1,743,258)
Balance at Aug. 31, 2017	$ 3,009			1,927,960				(5,372)		(3,108,472)		(1,182,874)		$ 1
Balance (in shares) at Aug. 31, 2017	3,008,730													1,000
Net loss for the period												(403,212)
Balance at Dec. 31, 2017	$ 11,497			8,545,446						(10,672,090)		(2,115,147)
Balance (in shares) at Dec. 31, 2017	11,497,128
Balance at Aug. 31, 2017	$ 3,009			1,927,960				(5,372)		(3,108,472)		(1,182,874)		$ 1
Balance (in shares) at Aug. 31, 2017	3,008,730													1,000
Issuance of shares for conversion of note payable and accrued interest	$ 56			702,538								702,594				$ 804
Issuance of shares for conversion of note payable and accrued interest						$ 795,928										$ 796,732
Issuance of shares for conversion of note payable and accrued interest (in Shares)	56,034															803,969.73
Write-off subscriptions receivable								5,372				5,372
Preferred stock dividend				(20,280)								(20,280)
Net loss for the period										(2,950,819)		(2,950,819)
Balance at Aug. 31, 2018	$ 3,065			3,406,146				0		(6,059,291)		(2,649,275)		$ 1		$ 804
Balance (in shares) at Aug. 31, 2018	3,064,764													1,000		803,969.73
Balance at Dec. 31, 2017	$ 11,497			8,545,446						(10,672,090)		(2,115,147)
Balance (in shares) at Dec. 31, 2017	11,497,128
Net loss for the period										(1,655,302)		(1,655,302)
Balance at Mar. 31, 2018	$ 11,497			8,545,446						(12,327,392)		(3,770,449)
Balance (in shares) at Mar. 31, 2018	11,497,128
Balance at Dec. 31, 2017	$ 11,497			8,545,446						(10,672,090)		(2,115,147)
Balance (in shares) at Dec. 31, 2017	11,497,128
Net loss for the period												(2,400,000)
Balance at Jun. 30, 2018	$ 11,497			8,545,446						(13,071,950)		(4,515,007)
Balance (in shares) at Jun. 30, 2018	11,497,128
Balance at Mar. 31, 2018	$ 11,497			8,545,446						(12,327,392)		(3,770,449)
Balance (in shares) at Mar. 31, 2018	11,497,128
Net loss for the period										(744,558)		(745,000)
Balance at Jun. 30, 2018	$ 11,497			8,545,446						(13,071,950)		(4,515,007)
Balance (in shares) at Jun. 30, 2018	11,497,128
Sale of common stock				4,665,609								4,668,000		$ 2,391
Sale of common stock (in Shares)														2,391,403
Net loss for the period										(3,626,157)		(3,626,157)
Balance at Dec. 31, 2018	$ 11,661	$ 3,416		13,641,701	$ 5,335,004				$ 0	(16,698,107)	$ (10,472,149)	(3,042,000)	$ (5,130,882)	$ 2,391	$ 1		$ 0		$ 2,846
Balance (in shares) at Dec. 31, 2018	11,661,485	3,415,859												2,391,403	1,000		0		2,846,355.54
Balance at Aug. 31, 2018	$ 3,065			3,406,146				$ 0		(6,059,291)		(2,649,275)		$ 1		$ 804
Balance (in shares) at Aug. 31, 2018	3,064,764													1,000		803,969.73
Exchange agreement				2,019,920								2,021,962				$ (804)		$ 2,846
Exchange agreement (in Shares)																803,969.73		2,846,355.54
Purchase and retirement of common stock	$ (1,049)			(26,222)								(27,271)
Purchase and retirement of common stock (in shares)	(1,048,904)
Sale of common stock	$ 1,400			0								$ 1,400
Sale of common stock (in Shares)	1,400,000											1,400,000
Preferred stock dividend				(64,840)								$ (64,840)
Net loss for the period										(4,412,858)		(4,412,858)
Balance at Dec. 31, 2018	$ 11,661	$ 3,416		13,641,701	5,335,004				0	(16,698,107)	(10,472,149)	(3,042,000)	(5,130,882)	$ 2,391	$ 1		$ 0		$ 2,846
Balance (in shares) at Dec. 31, 2018	11,661,485	3,415,859												2,391,403	1,000		0		2,846,355.54
Sale of common stock				149,931								150,000		$ 69
Sale of common stock (in Shares)														69,115
Net loss for the period										(2,780,082)		(2,780,082)
Balance at Mar. 31, 2019	$ 11,680			13,997,779						(19,490,013)		(5,478,093)		$ 2,461
Balance (in shares) at Mar. 31, 2019	11,680,449													2,460,517
Balance at Dec. 31, 2018	$ 11,661	$ 3,416		13,641,701	$ 5,335,004				$ 0	(16,698,107)	$ (10,472,149)	(3,042,000)	$ (5,130,882)	$ 2,391	$ 1		$ 0		$ 2,846
Balance (in shares) at Dec. 31, 2018	11,661,485	3,415,859												2,391,403	1,000		0		2,846,355.54
Purchase and retirement of common stock												$ (2,200,000)
Purchase and retirement of common stock (in shares)												(1,011,748)
Net loss for the period												$ (164,286,000)
Balance at Jun. 30, 2019	$ 43,168			170,017,177						(181,023,195)		(10,963,000)
Balance (in shares) at Jun. 30, 2019	43,168,161
Balance at Mar. 31, 2019	$ 11,680			13,997,779						(19,490,013)		(5,478,093)		$ 2,461
Balance (in shares) at Mar. 31, 2019	11,680,449													2,460,517
Purchase and retirement of common stock	$ (1,012)			(2,198,988)								(2,200,000)
Purchase and retirement of common stock (in shares)	(1,011,748)
Issuance of shares for conversion of note payable and accrued interest	$ 2,461											0		$ (2,461)
Issuance of shares for conversion of note payable and accrued interest (in Shares)	2,460,517													(2,460,517)
Balance at May. 05, 2019	$ 15,028			18,814,854						(19,490,013)		(660,132)		$ 0
Balance (in shares) at May. 05, 2019	15,027,533													0
Balance at Mar. 31, 2019	$ 11,680			13,997,779						(19,490,013)		(5,478,093)		$ 2,461
Balance (in shares) at Mar. 31, 2019	11,680,449													2,460,517
Net loss for the period												(161,506,000)
Balance at Jun. 30, 2019	$ 43,168			170,017,177						(181,023,195)		(10,963,000)
Balance (in shares) at Jun. 30, 2019	43,168,161
Balance at May. 05, 2019	$ 15,028			18,814,854						(19,490,013)		(660,132)		$ 0
Balance (in shares) at May. 05, 2019	15,027,533													0
Sale of common stock	$ 5,745			15,670,045								15,675,790
Sale of common stock (in Shares)	5,744,991
Balance at May. 06, 2019	$ 41,893			161,187,602						(19,490,013)		141,739,482
Balance (in shares) at May. 06, 2019	41,893,161
Issuance of shares for conversion of note payable and accrued interest			$ 1,175				$ 7,050,678											$ 7,051,853
Issuance of shares for conversion of note payable and accrued interest (in Shares)			1,175,000
Net loss for the period										(161,533,182)		(161,533,182)
Balance at Jun. 30, 2019	$ 43,168			$ 170,017,177						$ (181,023,195)		$ (10,963,000)
Balance (in shares) at Jun. 30, 2019	43,168,161